Taxes (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Taxes [Line Items]
Undistributed earnings of foreign subsidiaries	$ 23,300,000,000	$ 21,400,000,000
Operating loss and capital loss carryforwards expiring by 2033	2,900,000,000
Valuation allowances	(1,504,000,000)	(1,801,000,000)
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	(300,000,000)
Unrecognized Tax Benefits	838,000,000	763,000,000	818,000,000	611,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	763,000,000	698,000,000
Interest and penalty expense (benefit) related to uncertain tax positions	18,000,000	(7,000,000)	2,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	57,000,000	40,000,000
Minimum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	50,000,000
Maximum
Taxes [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	350,000,000
Operating and capital loss carryforward [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	5,600,000,000
Foreign tax [Member]
Taxes [Line Items]
Operating loss and capital loss carryforwards	$ 2,000,000,000